UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS	9 Months Ended
	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares
Total revenues	¥ 25,704,880,250	$ 3,785,919,679	¥ 20,216,829,408
Cost of revenues	(21,040,131,561)	(3,098,876,452)	(16,514,869,324)
Gross profit	4,664,748,689	687,043,227	3,701,960,084
Selling and marketing	(1,821,231,482)	(268,238,405)	(1,617,464,911)
General and administrative	(878,274,457)	(129,355,847)	(716,976,912)
Research and development	(251,872,200)	(37,096,766)	(232,694,843)
Total operating expenses	(2,951,378,139)	(434,691,018)	(2,567,136,666)
Income from operations	1,713,370,550	252,352,209	1,134,823,418
Interest expenses, net	(344,072,999)	(50,676,476)	(307,755,629)
Subsidy income	82,279,132	12,118,406	48,651,432
Exchange gain/(loss) , net	(113,084,113)	(16,655,490)	22,811,093
Other income/(loss), net	(1,469,467)	(216,429)	16,441,844
Convertible senior notes issuance costs	0	0	(18,646,101)
Income before income taxes	972,034,500	143,165,209	669,244,670
Income tax expenses	(201,499,393)	(29,677,653)	(56,985,976)
Equity in loss of affiliated companies	(72,611,681)	(10,694,545)	(80,634,774)
Net income	697,923,426	102,793,011	531,623,920
Less: Net income attributable to the non-controlling interests	90,588,368	13,342,225	2,465,293
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 607,335,058	$ 89,450,786	¥ 529,158,627
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per share
Basic | (per share)	¥ 3.41	$ 0.50	¥ 3.18
Diluted | (per share)	2.28	0.34	3.01
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per ADS-
Basic | (per share)	¥ 13.64	$ 2.01	¥ 12.70
Diluted	9.14	1.35	12.03
Weighted average ordinary shares outstanding
Basic	178,150,798	178,150,798	166,612,951
Diluted	172,045,324	172,045,324	177,583,926
Number of ordinary shares per ADS	4	4
Interest Rate Swap [Member]
Change in fair value of foreign exchange forward contracts	¥ (78,878,089)	$ (11,617,487)	¥ (94,440,241)
Foreign Exchange Forward Contract [Member]
Change in fair value of foreign exchange forward contracts	12,056,671	1,775,756	(170,172,468)
Third Party [Member]
Total revenues	25,648,307,573	3,777,587,424	20,063,089,900
Related Party [Member]
Total revenues	56,572,677	8,332,255	153,739,508
Convertible Senior Notes and Call Options [Member]
Change in fair value of foreign exchange forward contracts	(298,167,185)	(43,915,280)	37,862,028
Foreign exchange option [Member]
Change in fair value of foreign exchange forward contracts	¥ 0	$ 0	¥ (330,706)